Additional Information - Condensed Financial Information of the Parent Company - Unaudited condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Operating expenses:
Selling and marketing expenses	¥ 77,205	$ 11,526	¥ 140,810
General and administrative expenses	26,933	4,021	30,643
Total operating expenses	116,512	17,394	189,175
Net loss	(56,166)	(8,383)	(22,596)
Foreign currency translation adjustments	88	13	(874)
Reportable Legal Entities Member | Parent Company [Member]
Operating expenses:
Selling and marketing expenses			(18)
General and administrative expenses	(2,950)	(440)	(3,366)
Total operating expenses	(2,950)	(440)	(3,384)
Interest income, net	55	8	202
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(53,527)	(7,991)	(19,667)
Others, net	256	40	253
Net loss	(56,166)	(8,383)	(22,596)
Foreign currency translation adjustments	88	13	(1,603)
Total comprehensive loss	¥ (56,078)	$ (8,370)	¥ (24,199)